UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Roitman
Title:     Chief Operating Officer
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     Daniel Roitman     New York, New York     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $2,500,488 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           DME Advisors, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            PUT              01903Q958     1026    31500 SH  PUT  SOLE    1               31500
ALLIED CAP CORP NEW            PUT              01903Q958    15259   468500 SH  PUT  SOLE                   468500
ALLIED CAP CORP NEW            CALL             01903Q908     2055    63100 SH  CALL SOLE    1               63100
ALLIED CAP CORP NEW            CALL             01903Q908    30515   936900 SH  CALL SOLE                   936900
AMERICAN HOME MTG INVT CORP    COM              02660R107     9781   300300 SH       SOLE    1              300300
AMERICAN HOME MTG INVT CORP    COM              02660R107   103136  3166600 SH       SOLE                  3166600
AMERIPRISE FINL INC            COM              03076C106    14711   358800 SH       SOLE    1              358800
AMERIPRISE FINL INC            COM              03076C106   198235  4835000 SH       SOLE                  4835000
APPLICA INC                    COM              03815A106      149    94450 SH       SOLE    1               94450
APPLICA INC                    COM              03815A106      886   560750 SH       SOLE                   560750
CCE SPINCO INC                 COM              14985W109     1504   114800 SH       SOLE    1              114800
CCE SPINCO INC                 COM              14985W109    21382  1632200 SH       SOLE                  1632200
CF INDS HLDGS INC              COM              125269100    11084   726800 SH       SOLE    1              726800
CF INDS HLDGS INC              COM              125269100    71402  4682100 SH       SOLE                  4682100
FIELDSTONE INVT CORP           COM              31659U300     4401   371100 SH       SOLE    1              371100
FIELDSTONE INVT CORP           COM              31659U300    24089  2031150 SH       SOLE                  2031150
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     2113   111900 SH       SOLE    1              111900
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    27096  1435145 SH       SOLE                  1435145
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    22083   876650 SH       SOLE    1              876650
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107   289591 11496250 SH       SOLE                 11496250
FREESCALE SEMICONDUCTOR INC    CL B             35687M206   197045  7828559 SH       SOLE                  7828559
GENWORTH FINL INC              COM CL A         37247D106     7736   223700 SH       SOLE    1              223700
GENWORTH FINL INC              COM CL A         37247D106    98059  2835700 SH       SOLE                  2835700
HOSPIRA INC                    COM              441060100    20435   477683 SH       SOLE    1              477683
HOSPIRA INC                    COM              441060100   165307  3864117 SH       SOLE                  3864117
INTERNATIONAL COAL GRP INC N   COM              45928H106    25349  2668361 SH       SOLE                  2668361
IPSCO INC                      CALL             462622901      987    11900 SH  CALL SOLE    1               11900
IPSCO INC                      CALL             462622901    12082   145600 SH  CALL SOLE                   145600
IPSCO INC                      COM              462622101    10895   131300 SH       SOLE    1              131300
IPSCO INC                      COM              462622101   138593  1670200 SH       SOLE                  1670200
LEAP WIRELESS INTL INC         COM NEW          521863308     5262   138900 SH       SOLE    1              138900
LEAP WIRELESS INTL INC         COM NEW          521863308    64744  1709185 SH       SOLE                  1709185
M D C HLDGS INC                COM              552676108    20181   325600 SH       SOLE    1              325600
M D C HLDGS INC                COM              552676108   254391  4104400 SH       SOLE                  4104400
MEDICAL PPTYS TRUST INC        COM              58463J304     1809   185000 SH       SOLE    1              185000
MEDICAL PPTYS TRUST INC        COM              58463J304    12061  1233200 SH       SOLE                  1233200
MERCER INTL INC                SH BEN INT       588056101    14893  1894830 SH       SOLE                  1894830
MERCER INTL INC                NOTE  8.500%10/1 588056AG6    17128 15500000 PRN      SOLE                 15500000
MI DEVS INC                    CL A SUB VTG     55304X104   162712  4730000 SH       SOLE                  4730000
NEW CENTURY FINANCIAL CORP M   COM              6435EV108    14457   400800 SH       SOLE    1              400800
NEW CENTURY FINANCIAL CORP M   COM              6435EV108   183928  5099200 SH       SOLE                  5099200
RADISYS CORP                   COM              750459109     1025    59100 SH       SOLE    1               59100
RADISYS CORP                   COM              750459109    14581   840900 SH       SOLE                   840900
SANDISK CORP                   COM              80004C101    28991   461500 SH       SOLE                   461500
STANDARD MICROSYSTEMS CORP     COM              853626109     1116    38900 SH       SOLE    1               38900
STANDARD MICROSYSTEMS CORP     COM              853626109    14064   490200 SH       SOLE                   490200
STREETTRACKS GOLD TR           GOLD SHS         863307104    17021   330000 SH       SOLE                   330000
WASHINGTON GROUP INTL INC      COM NEW          938862208     8475   160000 SH       SOLE    1              160000
WASHINGTON GROUP INTL INC      COM NEW          938862208    72834  1375000 SH       SOLE                  1375000
WASHINGTON GROUP INTL INC      CALL             938862908    63829  1205012 SH  CALL SOLE                  1205012